Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual operating expenses (paid from class assets)

Class I
Treasury Only Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.08%
	Total annual class operating expensesA	0.22%
Treasury Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.07%
	Total annual class operating expensesA	0.21%
Government Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.08%
	Total annual class operating expensesA	0.22%
Prime Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.07%
	Total annual class operating expensesA	0.21%
Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.07%
	Total annual class operating expensesA	0.21%
Tax-Exempt Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.08%
	Total annual class operating expensesA	0.22%

IMMI-07-04 December 1, 2007
1.480138.115

A FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Class I
Treasury Only Portfolio	1 year	$ 23
	3 years	$ 71
	5 years	$ 124
	10 years	$ 280
Treasury Portfolio	1 year	$ 22
	3 years	$ 68
	5 years	$ 118
	10 years	$ 268
Government Portfolio	1 year	$ 23
	3 years	$ 71
	5 years	$ 124
	10 years	$ 280
Prime Money Market Portfolio	1 year	$ 22
	3 years	$ 68
	5 years	$ 118
	10 years	$ 268
Money Market Portfolio	1 year	$ 22
	3 years	$ 68
	5 years	$ 118
	10 years	$ 268
Tax-Exempt Portfolio	1 year	$ 23
	3 years	$ 71
	5 years	$ 124
	10 years	$ 280

The following information supplements the information found in the "Minimums" table on page 21.

There is no minimum balance or initial purchase minimum for mutual funds, qualified tuition programs, or accounts for which FMR or an affiliate serves as investment manager.

The following information replaces the similar information found in the "Fund Management" section on page 31.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each fund's annual management fee rate was 0.20% of its average net assets.

The following information replaces the similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-297-2952. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual operating expenses (paid from class assets)

Class II
Treasury Only Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.37%
Treasury Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.36%
Government Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.37%
Prime Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.36%
Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.36%
Tax-Exempt Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.37%

IMMII-07-02 December 1, 2007
1.480139.112

A FMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Class II
Treasury Only Portfolio	1 year	$ 38
	3 years	$ 119
	5 years	$ 208
	10 years	$ 468
Treasury Portfolio	1 year	$ 37
	3 years	$ 116
	5 years	$ 202
	10 years	$ 456
Government Portfolio	1 year	$ 38
	3 years	$ 119
	5 years	$ 208
	10 years	$ 468
Prime Money Market Portfolio	1 year	$ 37
	3 years	$ 116
	5 years	$ 202
	10 years	$ 456
Money Market Portfolio	1 year	$ 37
	3 years	$ 116
	5 years	$ 202
	10 years	$ 456
Tax-Exempt Portfolio	1 year	$ 38
	3 years	$ 119
	5 years	$ 208
	10 years	$ 468

The following information replaces the similar information found in the "Fund Management" section on page 31.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each fund's annual management fee rate was 0.20% of its average net assets.

The following information replaces the similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-297-2952. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual operating expenses (paid from class assets)

Class III
Treasury Only Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.47%
Treasury Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.46%
Government Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.47%
Prime Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.46%
Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.46%
Tax-Exempt Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.47%

IMMIII-07-02 December 1, 2007
1.480140.112

A FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Class III
Treasury Only Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Treasury Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Government Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Prime Money Market Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Money Market Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Tax-Exempt Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591

The following information replaces the similar information found in the "Fund Management" section on page 31.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each fund's annual management fee rate was 0.20% of its average net assets.

The following information replaces the similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-297-2952. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual operating expenses (paid from class assets)

Select Class
Treasury Only Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.27%
Treasury Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.26%
Government Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.27%
Prime Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.26%
Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.07%
	Total annual class operating expensesA	0.26%
Tax-Exempt Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.27%

IMMSC-07-02 December 1, 2007
1.778424.105

A FMR has voluntarily agreed to reimburse Select Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Select Class
Treasury Only Portfolio	1 year	$ 28
	3 years	$ 87
	5 years	$ 152
	10 years	$ 343
Treasury Portfolio	1 year	$ 27
	3 years	$ 84
	5 years	$ 146
	10 years	$ 331
Government Portfolio	1 year	$ 28
	3 years	$ 87
	5 years	$ 152
	10 years	$ 343
Prime Money Market Portfolio	1 year	$ 27
	3 years	$ 84
	5 years	$ 146
	10 years	$ 331
Money Market Portfolio	1 year	$ 27
	3 years	$ 84
	5 years	$ 146
	10 years	$ 331
Tax-Exempt Portfolio	1 year	$ 28
	3 years	$ 87
	5 years	$ 152
	10 years	$ 343

The following information replaces the similar information found in the "Fund Management" section on page 31.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each fund's annual management fee rate was 0.20% of its average net assets.

The following information replaces the similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-297-2952. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio,
Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio

Funds of Fidelity Colchester Street Trust

Class I, Class II, Class III, and Select Class

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2007

The following information replaces similar information on the front cover.

To obtain a free additional copy of a prospectus or SAI, dated May 30, 2007, or an annual report, please call Fidelity at 1-877-297-2952 or visit Fidelity's web site at www.advisor.fidelity.com.

The following information replaces similar information under the "Management Contracts" section on page 27.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.14% of the fund's average net assets throughout the month.

IMMB-07-01 December 1, 2007
1.480584.111